Subsequent Events (Details)									6 Months Ended
	Jul. 29, 2026 day $ / shares	Jul. 21, 2026 shares	Jul. 08, 2026 USD ($)	Feb. 16, 2026 USD ($)	Jan. 16, 2026 USD ($) $ / shares	Jan. 15, 2026 USD ($)	Nov. 25, 2025 USD ($) $ / shares shares	Sep. 24, 2025 day $ / shares	Jun. 30, 2026 $ / shares shares	Mar. 27, 2026 $ / shares	Mar. 02, 2026 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jun. 24, 2024 $ / shares
Subsequent Events
Debt instrument, minimum bid price | $ / shares								$ 1
Debt instrument, closing bid price | $ / shares								$ 1
Consecutive trading days | day								30
Payments for settlement of frost bank obligations						$ 1,197,891
Common stock, par value per share | $ / shares									$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events
Description of settlement agreement		Pursuant to the terms of the Settlement Agreement, in consideration for the mutual promises contained therein, the Company agreed to: ●repay the ADI Funding Convertible Note on the earlier of ninety (90) days following the execution of the Settlement Agreement or immediately upon the Company receiving proceeds from any Financing Transaction (as defined in the Settlement Agreement); ● apply fifty percent (50%) of all gross process received from any Financing Transaction toward repayment of the ADI Funding Convertible Note until the ADI Funding Convertible Note has been repaid in full, except for the equity line of credit financing with M2B, which will pay 100% of proceeds to ADI Funding until repayment of the ADI Funding Convertible Note in full; ● within three (3) business days following execution of the Settlement Agreement, pay ADI Funding $50,000 in cash; if such amount is not received by ADI Funding by the third business day, the unpaid amount shall accrue contractual late charge of five hundred dollars ($500) per day until paid, with no applicable cure period (the “ADI Settlement Cash Consideration”); ● issue ADI Funding a promissory note in the principal amount of $50,000, which such note shall mature in six (6) months from issuance, will bear no interest prior to maturity, will have no original issue discount and will permit repayment at any time without premium or penalty and, if unpaid at maturity, will accrue interest automatically at eighteen percent (18%) per annum retroactive to the original issuance date; and ADI Funding may convert the outstanding balance into shares of the Company’s common stock at seventy-five percent (75%) of the lowest VWAP during the twenty (20) trading days immediately preceding conversion (the “ADI Settlement Note”); ● issue ADI Funding 6,250 shares of restricted common stock with piggyback registration rights (the “ADI Settlement Shares”); ● issue M2B a promissory note in the principal amount of one hundred and twenty-five thousand dollars ($125,000), with a maturity date of six (6) months after issuance, bearing no interest prior to maturity, having no original issue discount and will permit prepayment without penalty; and, if unpaid at maturity, will accrue interest automatically at eighteen percent (18%) per annum retroactive to the original issuance date; and M2B may convert the outstanding balance into shares of common stock of the Company at seventy-five percent (75%) of the lowest VWAP during the twenty (20) trading days immediately preceding conversion (the “M2B Settlement Note” and together with the ADI Settlement Note, the “Settlement Notes”); and ● issue M2B 6,250 shares of restricted common stock with piggyback registration rights (the “M2B Settlement Shares” and together with the ADI Settlement Shares, the “Settlement Shares”).
Unpaid notes accrue interest percentage		18.00%
Debt instrument, closing bid price | $ / shares	$ 0.1
Consecutive trading days | day	10
Payments for settlement of frost bank obligations						$ 1,197,891
Settlement of encompass purchase liability aggregate amount				$ 650,000
Cash payment				50,000
Issuance of company shares with an aggregate fair value				400,000
Assignment of a loan liability				$ 200,000
Agreed to purchase shares of common stock amount					$ 2,000,000
Common stock, par value per share | $ / shares					$ 0.001
Percentage of ownership interest					10.00%
Bid price per share | $ / shares										$ 1.00
M2B [Member] | Subsequent Event [Member]
Subsequent Events
Issuance of restricted common stock | shares		6,250
Labrys Convertible Promissory Note Financing [Member] | Subsequent Event [Member]
Subsequent Events
Aggregate principal amount			$ 336,000
Original issue discount			$ 36,000
Debt instrument, description			The Labrys Note is subject to a one-time interest charge of twelve percent (12%) that is guaranteed and earned in full as of the issue date of the Labrys Note. The Labrys Note is due and payable on June 30, 2027. The Company has the right to accelerate payments or prepay the Labrys Note at any time prior to the date that is one hundred eighty-one (181) calendar days after its issuance date, in an amount of cash equal to a certain percentage of the then outstanding principal amount of the Labrys Note plus any accrued and unpaid interest on the unpaid amount of the Labrys Note, which will be based on the date of the prepayment of the Labrys Note. If, at any time after its issuance date and prior to full repayment, the Company or any of its subsidiaries receive cash proceeds from any source or series of related or unrelated sources on or after the issue date of the Labrys Note, including but not limited to, from payments from customers, the issuance of equity or debt, the incurrence of indebtedness, a merchant cash advance, sale of receivables or similar transactions, the conversion of outstanding warrants of the Company, the issuance of securities pursuant to an Equity Line of Credit (as defined in the Labrys Note), or the sale of assets, Labrys has the right in its sole discretion to require the Company to immediately apply up to 50% of such proceeds to repay all or any portion of the outstanding principal amount and interest then due under the Labrys Note. The Labrys Note is convertible into shares of the Company’s common stock at any time following the earlier of (i) the date that the Company fails to pay any Amortization Payment (as defined in the Labrys Note), (ii) the date which is one hundred eighty (180) days following the date of its issuance; and (iii) the date that any of the Conversion Shares (as defined in the Labrys SPA) are registered for Labrys’ resale pursuant to a registration statement or prospectus filed by the Company, except where such conversion would result in beneficial ownership by Labrys and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. The conversion price of the Labrys Note is equal to seventy-five percent (75%) of the lowest closing bid price of the Company’s common stock during the ten (10) trading days prior to the date a notice of conversion is submitted in writing to the Company.
One time interest charge, percent			12.00%
Private Placement Shares [Member]
Subsequent Events
Aggregate shares of common stock | shares							122,951		37,500
Pre-Funded Warrants [Member]
Subsequent Events
Pre-funded warrants exercisable for per share | $ / shares							$ 0.008
Private Placement Warrants [Member]
Subsequent Events
Aggregate shares of common stock | shares							245,902
Gross proceeds of before deducting the placement agent’s fees and other estimated offering expenses							$ 6,000,000
Purchase price per private placement warrants | $ / shares							$ 48.8
Private placement warrants expiry term							5 years
Private Placement Warrants [Member] | Subsequent Event [Member]
Subsequent Events
Issuance of common stock issuable | shares											245,902
Until March 27, 2026 [Member]
Subsequent Events
Debt instrument, compliance period								180 days
Until September 21, 2026 [Member]
Subsequent Events
Debt instrument, compliance period								180 days